Accounts Receivable, Net (Details) - Schedule of the company’s accounts receivable and subsequent collection	12 Months Ended
Sep. 30, 2021 USD ($)
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance	$ 16,020,269
Subsequent collection	$ 11,739,179
Percentage of subsequent collection	73.30%
Balance	$ (446,527)
Subsequent collection
Percentage of subsequent collection
Balance	$ 15,573,742
Subsequent collection	$ 11,739,179
Percentage of subsequent collection	75.40%
Less than 3 months [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance	$ 11,587,490
Subsequent collection	$ 7,991,589
Percentage of subsequent collection	69.00%
From 4 to 6 months [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance	$ 3,922,226
Subsequent collection	$ 3,541,960
Percentage of subsequent collection	90.30%
From 7 to 9 months [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance	$ 356,267
Subsequent collection	$ 199,853
Percentage of subsequent collection	56.10%
From 10 to 12 months [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance	$ 66,124
Subsequent collection	$ 5,193
Percentage of subsequent collection	7.90%
Over 1 year [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance	$ 88,162
Subsequent collection	$ 584
Percentage of subsequent collection	0.70%